SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Schedule of the RSU activity

		Weighted Average
	Number of	Grant-Date
	Shares	Fair Value
		(in whole US dollars)
Unvested at January 1, 2022	3,335,303	24.23
Granted	444,167	29.86
Vested	(483,377)	19.41
Forfeited	(106,717)	27.03
Unvested at December 31, 2022	3,189,376	25.65